Distribution Date:	08/15/25	CF 2019-CF3 Mortgage Trust
Determination Date:	08/11/25
Next Distribution Date:	09/17/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2019-CF3
August 2025 Revision
Revision due to late payoff notice on loan #30504337

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	CCRE Commercial Mortgage Securities, L.P.
Certificate Factor Detail	3		Christian Wall		christian.wall@cantor.com
Certificate Interest Reconciliation Detail	4		110 East 59th Street, 6th Floor | New York, NY 10022 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	K-Star Asset Management LLC
Mortgage Loan Detail (Part 1)	13-14		Mike Stauber	(214) 390-7233	Michael.Stauber@kkr.com
			5949 Sherry Lane, Suite 950 | Dallas, TX 75225 | United States
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	17
			David Rodgers	(212) 230-9025
Historical Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	23	Asset Representations	Park Bridge Lender Services LLC
		Reviewer
Historical Liquidated Loan Detail	24		David Rodgers	(212) 230-9025
Historical Bond / Collateral Loss Reconciliation Detail	25		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Interest Shortfall Detail - Collateral Level	26	Controlling Class	KKR Real Estate Credit Opportunity Partners II L.P.
		Representative
Supplemental Notes	27
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12529TAT0	2.041300%	15,390,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12529TAU7	2.941600%	58,585,000.00	48,466,288.52	23,241,523.89	118,807.03	0.00	0.00	23,360,330.92	25,224,764.63	32.18%	30.00%
A-SB	12529TAV5	2.942600%	21,534,000.00	18,711,567.62	347,317.27	45,883.88	0.00	0.00	393,201.15	18,364,250.35	32.18%	30.00%
A-3	12529TAW3	2.752200%	175,000,000.00	175,000,000.00	0.00	401,362.50	0.00	0.00	401,362.50	175,000,000.00	32.18%	30.00%
A-4	12529TAX1	3.005500%	266,794,000.00	266,794,000.00	0.00	668,207.81	0.00	0.00	668,207.81	266,794,000.00	32.18%	30.00%
A-S	12529TAY9	3.298300%	84,434,000.00	84,434,000.00	0.00	232,073.89	0.00	0.00	232,073.89	84,434,000.00	20.38%	19.00%
B	12529TBB8	3.500200%	31,663,000.00	31,663,000.00	0.00	92,355.69	0.00	0.00	92,355.69	31,663,000.00	15.95%	14.88%
C	12529TBC6	3.706904%	30,703,000.00	30,703,000.00	0.00	94,844.22	0.00	0.00	94,844.22	30,703,000.00	11.66%	10.88%
D	12529TAC7	2.500000%	19,189,000.00	19,189,000.00	0.00	39,977.08	0.00	0.00	39,977.08	19,189,000.00	8.98%	8.38%
E	12529TAE3	2.500000%	15,352,000.00	15,352,000.00	0.00	31,983.33	0.00	0.00	31,983.33	15,352,000.00	6.84%	6.38%
F-RR	12529TAH6	3.706904%	7,675,000.00	7,675,000.00	0.00	23,708.74	0.00	0.00	23,708.74	7,675,000.00	5.76%	5.38%
G-RR	12529TAK9	3.706904%	7,676,000.00	7,676,000.00	0.00	23,711.83	0.00	0.00	23,711.83	7,676,000.00	4.69%	4.38%
H-RR	12529TAM5	3.706904%	8,635,000.00	8,635,000.00	0.00	26,674.26	0.00	0.00	26,674.26	8,635,000.00	3.49%	3.25%
J-RR*	12529TAP8	3.706904%	24,947,113.00	24,947,113.00	0.00	69,516.27	0.00	0.00	69,516.27	24,947,113.00	0.00%	0.00%
VRR Interest	12529TAS2	3.706904%	21,551,091.00	20,755,643.81	662,298.62	63,904.06	0.00	0.00	726,202.68	20,093,345.19	0.00%	0.00%
R	12529TAQ6	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			789,128,204.00	760,001,612.95	24,251,139.78	1,933,010.59	0.00	0.00	26,184,150.37	735,750,473.17

X-A	12529TAZ6	0.796893%	537,303,000.00	508,971,856.14	0.00	337,996.76	0.00	0.00	337,996.76	485,383,014.98
X-B	12529TBA0	0.279597%	146,800,000.00	146,800,000.00	0.00	34,204.07	0.00	0.00	34,204.07	146,800,000.00
X-D	12529TAA1	1.206904%	34,541,000.00	34,541,000.00	0.00	34,739.71	0.00	0.00	34,739.71	34,541,000.00
Notional SubTotal			718,644,000.00	690,312,856.14	0.00	406,940.54	0.00	0.00	406,940.54	666,724,014.98

Deal Distribution Total					24,251,139.78	2,339,951.13	0.00	0.00	26,591,090.91

*	Denotes the Controlling Class (if required)
(1)	Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and
	dividing the result by (A).
(2)	Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in
	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12529TAT0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12529TAU7	827.28153145	396.71458377	2.02794282	0.00000000	0.00000000	0.00000000	0.00000000	398.74252659	430.56694768
A-SB	12529TAV5	868.93134671	16.12878564	2.13076437	0.00000000	0.00000000	0.00000000	0.00000000	18.25955001	852.80256107
A-3	12529TAW3	1,000.00000000	0.00000000	2.29350000	0.00000000	0.00000000	0.00000000	0.00000000	2.29350000	1,000.00000000
A-4	12529TAX1	1,000.00000000	0.00000000	2.50458335	0.00000000	0.00000000	0.00000000	0.00000000	2.50458335	1,000.00000000
A-S	12529TAY9	1,000.00000000	0.00000000	2.74858339	0.00000000	0.00000000	0.00000000	0.00000000	2.74858339	1,000.00000000
B	12529TBB8	1,000.00000000	0.00000000	2.91683321	0.00000000	0.00000000	0.00000000	0.00000000	2.91683321	1,000.00000000
C	12529TBC6	1,000.00000000	0.00000000	3.08908641	0.00000000	0.00000000	0.00000000	0.00000000	3.08908641	1,000.00000000
D	12529TAC7	1,000.00000000	0.00000000	2.08333316	0.00000000	0.00000000	0.00000000	0.00000000	2.08333316	1,000.00000000
E	12529TAE3	1,000.00000000	0.00000000	2.08333312	0.00000000	0.00000000	0.00000000	0.00000000	2.08333312	1,000.00000000
F-RR	12529TAH6	1,000.00000000	0.00000000	3.08908664	0.00000000	0.00000000	0.00000000	0.00000000	3.08908664	1,000.00000000
G-RR	12529TAK9	1,000.00000000	0.00000000	3.08908676	0.00000000	0.00000000	0.00000000	0.00000000	3.08908676	1,000.00000000
H-RR	12529TAM5	1,000.00000000	0.00000000	3.08908628	0.00000000	0.00000000	0.00000000	0.00000000	3.08908628	1,000.00000000
J-RR	12529TAP8	1,000.00000000	0.00000000	2.78654568	0.30254042	34.90476874	0.00000000	0.00000000	2.78654568	1,000.00000000
VRR Interest	12529TAS2	963.09016606	30.73155879	2.96523550	0.00983291	1.13444512	0.00000000	0.00000000	33.69679428	932.35860727
R	12529TAQ6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12529TAZ6	947.27156956	0.00000000	0.62906174	0.00000000	0.00000000	0.00000000	0.00000000	0.62906174	903.36926274
X-B	12529TBA0	1,000.00000000	0.00000000	0.23299775	0.00000000	0.00000000	0.00000000	0.00000000	0.23299775	1,000.00000000
X-D	12529TAA1	1,000.00000000	0.00000000	1.00575287	0.00000000	0.00000000	0.00000000	0.00000000	1.00575287	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/25 - 07/30/25	30	0.00	118,807.03	0.00	118,807.03	0.00	0.00	0.00	118,807.03	0.00
A-SB	07/01/25 - 07/30/25	30	0.00	45,883.88	0.00	45,883.88	0.00	0.00	0.00	45,883.88	0.00
A-3	07/01/25 - 07/30/25	30	0.00	401,362.50	0.00	401,362.50	0.00	0.00	0.00	401,362.50	0.00
A-4	07/01/25 - 07/30/25	30	0.00	668,207.81	0.00	668,207.81	0.00	0.00	0.00	668,207.81	0.00
X-A	07/01/25 - 07/30/25	30	0.00	337,996.76	0.00	337,996.76	0.00	0.00	0.00	337,996.76	0.00
X-B	07/01/25 - 07/30/25	30	0.00	34,204.07	0.00	34,204.07	0.00	0.00	0.00	34,204.07	0.00
X-D	07/01/25 - 07/30/25	30	0.00	34,739.71	0.00	34,739.71	0.00	0.00	0.00	34,739.71	0.00
A-S	07/01/25 - 07/30/25	30	0.00	232,073.89	0.00	232,073.89	0.00	0.00	0.00	232,073.89	0.00
B	07/01/25 - 07/30/25	30	0.00	92,355.69	0.00	92,355.69	0.00	0.00	0.00	92,355.69	0.00
C	07/01/25 - 07/30/25	30	0.00	94,844.22	0.00	94,844.22	0.00	0.00	0.00	94,844.22	0.00
D	07/01/25 - 07/30/25	30	0.00	39,977.08	0.00	39,977.08	0.00	0.00	0.00	39,977.08	0.00
E	07/01/25 - 07/30/25	30	0.00	31,983.33	0.00	31,983.33	0.00	0.00	0.00	31,983.33	0.00
F-RR	07/01/25 - 07/30/25	30	0.00	23,708.74	0.00	23,708.74	0.00	0.00	0.00	23,708.74	0.00
G-RR	07/01/25 - 07/30/25	30	0.00	23,711.83	0.00	23,711.83	0.00	0.00	0.00	23,711.83	0.00
H-RR	07/01/25 - 07/30/25	30	0.00	26,674.26	0.00	26,674.26	0.00	0.00	0.00	26,674.26	0.00
J-RR	07/01/25 - 07/30/25	30	860,567.33	77,063.78	0.00	77,063.78	7,547.51	0.00	0.00	69,516.27	870,773.21
VRR Interest	07/01/25 - 07/30/25	30	24,161.98	64,115.97	0.00	64,115.97	211.91	0.00	0.00	63,904.06	24,448.53
Totals			884,729.31	2,347,710.55	0.00	2,347,710.55	7,759.42	0.00	0.00	2,339,951.13	895,221.74

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	26,591,090.91
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,365,227.24	Master Servicing Fee	9,833.46
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,014.36
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	327.22
ARD Interest	0.00	Operating Advisor Fee	1,132.19
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	209.42
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,365,227.24	Total Fees	17,516.65

Principal		Expenses/Reimbursements
Scheduled Principal	24,251,139.78	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	37,875.20
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(30,115.78)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	24,251,139.78	Total Expenses/Reimbursements	7,759.42

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,339,951.13
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	24,251,139.78
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	26,591,090.91
Total Funds Collected	26,616,367.02	Total Funds Distributed	26,616,366.98

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	760,001,613.24	760,001,613.24	Beginning Certificate Balance	760,001,612.95
(-) Scheduled Principal Collections	24,251,139.78	24,251,139.78	(-) Principal Distributions	24,251,139.78
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	735,750,473.46	735,750,473.46	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	761,099,087.99	761,099,087.99	Ending Certificate Balance	735,750,473.17
Ending Actual Collateral Balance	735,750,473.46	735,750,473.46

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.29)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.29)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	3.71%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	28,543,383.81	3.88%	51	3.9759	NAP	Defeased	2	28,543,383.81	3.88%	51	3.9759	NAP
	9,999,999 or less	24	145,655,673.12	19.80%	51	3.6592	2.655424	1.39 or less	11	140,508,697.09	19.10%	39	3.7312	0.806565
10,000,000 to 19,999,999		11	153,407,539.43	20.85%	51	3.6899	2.582293	1.40 to 1.44	0	0.00	0.00%	0	0.0000	0.000000
20,000,000 to 29,999,999		10	249,368,877.10	33.89%	44	3.6556	1.858747	1.45 to 1.54	1	5,077,814.91	0.69%	52	4.2870	1.510000
30,000,000 to 39,999,999		0	0.00	0.00%	0	0.0000	0.000000	1.55 to 1.99	6	64,249,936.61	8.73%	52	3.9654	1.783243
	40,000,000 or greater	3	158,775,000.00	21.58%	51	3.3993	4.849605	2.00 to 2.49	13	149,723,538.22	20.35%	51	3.8515	2.203261
	Totals	50	735,750,473.46	100.00%	49	3.6206	2.796105	2.50 or greater	17	347,647,102.82	47.25%	51	3.3738	4.173716
								Totals	50	735,750,473.46	100.00%	49	3.6206	2.796105
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is
	used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	28,543,383.81	3.88%	51	3.9759	NAP
							Defeased	2	28,543,383.81	3.88%	51	3.9759	NAP
California	10	152,572,102.82	20.74%	40	3.3198	3.103229
							Industrial	5	54,437,163.32	7.40%	52	3.8739	2.537454
Florida	5	32,357,451.73	4.40%	52	4.0469	1.828507
							Lodging	1	48,000,000.00	6.52%	52	3.6500	9.060000
Georgia	2	56,512,096.95	7.68%	52	3.6330	7.871574
							Mixed Use	4	23,691,241.00	3.22%	51	3.7062	1.286404
Illinois	1	11,050,365.00	1.50%	51	3.6800	2.430000
							Mobile Home Park	2	11,074,869.33	1.51%	52	4.1402	1.797895
Indiana	4	16,248,481.74	2.21%	51	3.9438	1.541186
							Multi-Family	17	166,159,810.81	22.58%	51	3.5515	2.396604
Maryland	2	83,186,963.42	11.31%	51	3.6138	2.607368
							Office	11	267,243,673.92	36.32%	44	3.5335	2.251259
Michigan	1	11,684,198.61	1.59%	51	3.8300	1.660000
							Retail	16	96,628,228.44	13.13%	52	3.7241	2.238326
Minnesota	2	32,004,168.59	4.35%	51	3.4592	2.081135
							Self Storage	6	39,972,102.82	5.43%	52	3.4112	4.425367
Nevada	1	3,681,643.43	0.50%	50	4.1000	0.150000
							Totals	64	735,750,473.46	100.00%	49	3.6206	2.796105
New Jersey	1	17,839,163.32	2.42%	52	3.8950	2.060000

New York	13	90,026,472.42	12.24%	49	3.7703	1.882299

North Carolina	1	8,764,885.00	1.19%	52	3.6690	2.410000

Ohio	1	9,070,700.74	1.23%	52	4.0950	1.930000

Oregon	1	7,134,526.48	0.97%	48	4.4700	2.050000

South Carolina	2	9,402,495.46	1.28%	52	3.4250	2.761157

Tennessee	2	6,845,360.26	0.93%	51	3.8062	1.883788

Texas	3	62,105,513.68	8.44%	52	3.7544	1.958617

Virginia	1	2,547,080.00	0.35%	52	3.7050	1.010000

Washington	2	57,475,000.00	7.81%	51	3.1848	3.921114

Washington, DC	7	36,698,420.00	4.99%	52	3.7514	0.973214

Totals	64	735,750,473.46	100.00%	49	3.6206	2.796105

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	28,543,383.81	3.88%	51	3.9759	NAP	Defeased	2	28,543,383.81	3.88%	51	3.9759	NAP
	3.7499% or less	28	461,444,057.19	62.72%	48	3.3839	3.448067	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.7500% to 4.2499%	16	216,546,522.48	29.43%	51	3.9739	1.685283	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.7499%	4	29,216,509.98	3.97%	51	4.3937	2.067265	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% or greater	0	0.00	0.00%	0	0.0000	0.000000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	735,750,473.46	100.00%	49	3.6206	2.796105	49 months or greater	48	707,207,089.65	96.12%	49	3.6062	2.851259
								Totals	50	735,750,473.46	100.00%	49	3.6206	2.796105
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	28,543,383.81	3.88%	51	3.9759	NAP	Defeased	2	28,543,383.81	3.88%	51	3.9759	NAP
	60 months or less	48	707,207,089.65	96.12%	49	3.6062	2.851259	Interest Only	29	544,333,385.00	73.98%	48	3.5243	3.128547
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	19	162,873,704.65	22.14%	51	3.8800	1.924546
	85 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 359 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	735,750,473.46	100.00%	49	3.6206	2.796105	360 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	50	735,750,473.46	100.00%	49	3.6206	2.796105
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	28,543,383.81	3.88%	51	3.9759	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	44	618,160,117.23	84.02%	48	3.6431	2.925242
	13 months to 24 months	4	89,046,972.42	12.10%	51	3.3504	2.337673
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	735,750,473.46	100.00%	49	3.6206	2.796105
(1)	Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document
	is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.
(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)	Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the
	CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split
	loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the
	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
7	30317068	OF	San Francisco	CA	Actual/360	3.303%	81,345.55	0.00	0.00	N/A	11/06/24	--	28,600,000.00	28,600,000.00	06/06/25
1	30317239	OF	Rockville	MD	Actual/360	3.398%	177,904.18	0.00	0.00	N/A	11/01/29	--	60,800,000.00	60,800,000.00	08/05/25
2A1C6	30317241	OF	Los Angeles	CA	Actual/360	3.005%	64,680.21	0.00	0.00	N/A	11/09/29	--	25,000,000.00	25,000,000.00	08/09/25
2A1C7	30317242				Actual/360	3.005%	64,680.21	0.00	0.00	N/A	11/09/29	--	25,000,000.00	25,000,000.00	08/09/25
3	30317243	MF	Puyallup	WA	Actual/360	3.160%	135,987.53	0.00	0.00	N/A	11/01/29	--	49,975,000.00	49,975,000.00	08/01/25
5A	30317244	Various Various		Various	Actual/360	3.705%	86,385.00	0.00	0.00	N/A	12/06/29	--	27,076,400.00	27,076,400.00	06/06/25
6A4	30317245	OF	St. Paul	MN	Actual/360	3.400%	29,277.78	0.00	0.00	N/A	11/06/29	--	10,000,000.00	10,000,000.00	08/06/25
6A5	30317246				Actual/360	3.400%	29,277.78	0.00	0.00	N/A	11/06/29	--	10,000,000.00	10,000,000.00	08/06/25
6A6	30317247				Actual/360	3.400%	14,638.89	0.00	0.00	N/A	11/06/29	--	5,000,000.00	5,000,000.00	08/06/25
6A7	30317248				Actual/360	3.400%	14,638.89	0.00	0.00	N/A	11/06/29	--	5,000,000.00	5,000,000.00	08/06/25
8	30317249	RT	Miami Beach	FL	Actual/360	4.003%	90,139.78	0.00	0.00	N/A	12/06/29	--	26,150,000.00	26,150,000.00	08/06/25
11	30317250	OF	Dallas	TX	Actual/360	4.016%	80,902.33	38,682.22	0.00	N/A	12/06/29	--	23,394,195.90	23,355,513.68	08/06/25
13	30317251	MF	Brooklyn	NY	Actual/360	4.019%	85,838.66	0.00	0.00	N/A	12/01/29	--	24,800,000.00	24,800,000.00	12/01/22
14	30317252	MF	Conroe	TX	Actual/360	3.480%	65,926.67	0.00	0.00	N/A	12/01/29	--	22,000,000.00	22,000,000.00	08/01/25
15	30317253	IN	Edison	NJ	Actual/360	3.895%	59,948.19	34,328.17	0.00	N/A	12/01/29	--	17,873,491.49	17,839,163.32	08/01/25
16	30317254	MF	Indianapolis	IN	Actual/360	4.110%	63,518.47	33,237.26	0.00	N/A	12/06/29	--	17,947,294.74	17,914,057.48	08/06/25
17	30317255	Various Brooklyn		NY	Actual/360	3.710%	60,699.72	0.00	0.00	N/A	09/06/29	--	19,000,000.00	19,000,000.00	08/06/25
18	30317256	RT	Westlake Village	CA	Actual/360	3.115%	48,282.50	0.00	0.00	N/A	12/01/29	--	18,000,000.00	18,000,000.00	08/01/25
19	30317257	MF	Houston	TX	Actual/360	3.750%	54,088.54	0.00	0.00	N/A	12/01/29	--	16,750,000.00	16,750,000.00	08/01/25
20	30317258	IN	Vista	CA	Actual/360	4.400%	56,833.33	0.00	0.00	N/A	12/01/29	--	15,000,000.00	15,000,000.00	08/01/25
21	30317259	IN	Various	Various	Actual/360	3.680%	43,090.55	0.00	0.00	N/A	11/01/29	--	13,598,000.00	13,598,000.00	08/01/25
22	30317260	MF	Roseville	MI	Actual/360	3.830%	38,597.55	18,925.46	0.00	N/A	11/01/29	--	11,703,124.07	11,684,198.61	08/01/25
23	30317261	IN	Las Vegas	NV	Actual/360	3.750%	34,392.27	21,181.60	0.00	N/A	10/06/29	--	10,650,507.93	10,629,326.33	08/06/25
24	30317262	SS	Bellflower	CA	Actual/360	3.385%	30,426.70	21,805.99	0.00	N/A	12/01/29	--	10,438,472.38	10,416,666.39	08/01/25
25	30317263	RT	Various	Various	Actual/360	3.881%	37,220.71	17,837.19	0.00	N/A	11/06/29	--	11,137,348.30	11,119,511.11	08/06/25
26	30317264	MH	New Philadelphia	OH	Actual/360	4.095%	32,037.76	14,804.35	0.00	N/A	12/01/29	--	9,085,505.09	9,070,700.74	08/01/25
27	30317265	OF	Alpharetta	GA	Actual/360	3.537%	25,975.76	16,428.83	0.00	N/A	11/06/29	--	8,528,525.78	8,512,096.95	08/06/25
28	30317266	OF	Chapel Hill	NC	Actual/360	3.669%	27,691.92	0.00	0.00	N/A	12/06/29	--	8,764,885.00	8,764,885.00	08/06/25

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
30	30317267	MF	Marina	CA	Actual/360	3.355%	24,556.74	0.00	0.00	N/A	12/01/29	--	8,500,000.00	8,500,000.00	08/01/25
31	30317268	RT	New York	NY	Actual/360	3.877%	26,708.22	0.00	0.00	N/A	12/06/29	--	8,000,000.00	8,000,000.00	08/06/25
32	30317269	SS	Fremont	CA	Actual/360	3.695%	25,454.44	0.00	0.00	N/A	11/06/29	--	8,000,000.00	8,000,000.00	08/06/25
33	30317270	IN	West Henrietta	NY	Actual/360	3.170%	21,837.78	0.00	0.00	N/A	11/01/29	--	8,000,000.00	8,000,000.00	08/01/25
34	30317271	SS	Bellevue	WA	Actual/360	3.350%	21,635.42	0.00	0.00	N/A	12/06/29	--	7,500,000.00	7,500,000.00	08/06/25
35	30317272	OF	Eugene	OR	Actual/360	4.470%	27,496.99	9,095.95	0.00	N/A	08/01/29	--	7,143,622.43	7,134,526.48	08/01/25
36	30317273	SS	Chino	CA	Actual/360	3.385%	18,243.13	13,074.35	0.00	N/A	12/01/29	--	6,258,660.50	6,245,586.15	08/01/25
38	30317275	MF	New York	NY	Actual/360	2.875%	12,968.67	11,924.88	0.00	N/A	11/01/29	--	5,238,397.30	5,226,472.42	08/01/25
39	30317276	MF	Bloomington	IN	Actual/360	3.990%	17,498.64	9,681.18	0.00	N/A	11/01/29	--	5,092,983.20	5,083,302.02	08/01/25
40	30317277	RT	Various	Various	Actual/360	4.287%	18,778.91	9,138.21	0.00	N/A	12/06/29	--	5,086,953.12	5,077,814.91	08/06/25
41	30317278	MF	Washington	DC	Actual/360	4.020%	18,693.00	0.00	0.00	N/A	12/06/29	--	5,400,000.00	5,400,000.00	06/06/25
42	30317279	SS	South Gate	CA	Actual/360	3.235%	11,976.03	9,200.17	0.00	N/A	12/01/29	--	4,299,117.79	4,289,917.62	08/01/25
43	30317280	RT	Las Vegas	NV	Actual/360	4.100%	13,022.67	6,918.93	0.00	N/A	10/01/29	--	3,688,562.36	3,681,643.43	08/01/25
44	30317281	SS	South El Monte	CA	Actual/360	3.235%	9,826.49	7,548.85	0.00	N/A	12/01/29	--	3,527,481.51	3,519,932.66	08/01/25
45	30317282	MF	Bloomington	IN	Actual/360	3.920%	11,954.91	5,775.64	0.00	N/A	12/01/29	--	3,541,613.40	3,535,837.76	08/01/25
46	30317283	OF	Tampa	FL	Actual/360	4.160%	9,652.79	4,947.77	0.00	N/A	12/01/29	--	2,694,636.16	2,689,688.39	08/01/25
48	30317285	MH	Shafer	MN	Actual/360	4.345%	7,509.65	2,938.21	0.00	N/A	11/06/29	--	2,007,106.80	2,004,168.59	08/06/25
5B	30317332				Actual/360	3.705%	21,596.25	0.00	0.00	N/A	12/06/29	--	6,769,100.00	6,769,100.00	06/06/25
10	30502514	OF	New York	NY	Actual/360	3.914%	84,259.72	0.00	0.00	N/A	03/11/29	--	25,000,000.00	25,000,000.00	08/11/25
9	30504337	MF	New York	NY	Actual/360	3.410%	70,194.87	23,902,525.25	0.00	N/A	11/06/24	--	23,902,525.25	0.00	08/06/25
12	30504503	OF	Linthicum Heights	MD	Actual/360	4.200%	81,114.97	41,139.32	0.00	N/A	11/06/29	--	22,428,102.74	22,386,963.42	08/06/25
29	30504608	RT	Lancaster	SC	Actual/360	3.350%	24,952.85	0.00	0.00	N/A	12/01/29	--	8,650,000.00	8,650,000.00	08/01/25
4	30504610	LO	Atlanta	GA	Actual/360	3.650%	150,866.67	0.00	0.00	N/A	12/01/29	--	48,000,000.00	48,000,000.00	08/01/25
Totals							2,365,227.24	24,251,139.78	0.00				760,001,613.24	735,750,473.46
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
7	8,168,715.19	0.00	--	--	05/12/25	8,968,949.32	50,115.51	55,455.87	109,691.79	0.00	0.00
1	25,350,553.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1C6	127,331,608.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1C7	127,331,608.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,526,956.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	123,433.44	0.00	--	--	--	0.00	0.00	86,052.98	169,868.68	0.00	0.00
6A4	6,509,608.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A5	6,509,608.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A6	6,509,608.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6A7	6,509,608.62	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1,933,967.39	2,054,682.09	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	5,458,245.16	669,837.50	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	392,783.84	0.00	--	--	03/13/23	3,586,688.59	367,584.43	72,700.79	2,327,733.38	6,132.60	0.00
14	2,166,371.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,435,779.08	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
17	10,453,256.00	10,505,401.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,734,811.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1,911,910.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,689,012.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,382,191.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,198,879.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	2,236,461.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,042,725.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,103,446.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	556,560.93	175,414.32	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	856,274.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
30	1,492,246.05	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	665,356.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	669,151.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,128,550.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,960,742.77	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	711,676.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	1,235,825.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	443,394.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	511,822.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	175,315.84	0.00	--	--	--	0.00	0.00	18,533.78	36,760.12	0.00	0.00
42	1,650,184.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
43	62,862.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	1,022,624.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	398,796.00	399,723.00	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
46	304,804.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	153,403.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5B	123,433.44	0.00	--	--	--	0.00	0.00	21,513.25	42,467.18	0.00	0.00
10	55,953,698.19	13,937,820.57	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	16,230,029.01	0.00	--	--	01/13/25	0.00	0.00	0.00	0.00	0.00	0.00
12	4,097,091.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	917,273.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	17,349,902.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	464,682,166.63	27,742,878.48				12,555,637.91	417,699.94	254,256.67	2,686,521.15	6,132.60	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹									Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance		#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/15/25	3	39,245,500.00	0	0.00	1	24,800,000.00	1	24,800,000.00	0	0.00	0		0.00	0	0.00	0	0.00	3.620590%	3.593421%	49
07/17/25	2	33,845,500.00	0	0.00	1	24,800,000.00	1	24,800,000.00	0	0.00	0		0.00	0	0.00	0	0.00	3.614092%	3.587326%	48
06/17/25	0	0.00	2	33,845,500.00	1	24,800,000.00	1	24,800,000.00	0	0.00	0		0.00	1	1,097,474.75	0	0.00	3.614215%	3.587446%	49
05/16/25	2	33,845,500.00	0	0.00	1	24,800,000.00	1	24,800,000.00	0	0.00	0		0.00	0	0.00	0	0.00	3.614036%	3.587281%	50
04/17/25	0	0.00	2	33,845,500.00	1	24,800,000.00	1	24,800,000.00	0	0.00	0		0.00	0	0.00	0	0.00	3.614158%	3.587400%	51
03/17/25	2	33,845,500.00	0	0.00	1	24,800,000.00	1	24,800,000.00	0	0.00	0		0.00	0	0.00	0	0.00	3.614271%	3.587510%	52
02/18/25	0	0.00	0	0.00	1	24,800,000.00	1	24,800,000.00	0	0.00	0		0.00	0	0.00	0	0.00	3.614409%	3.587644%	53
01/17/25	0	0.00	0	0.00	1	24,800,000.00	1	24,800,000.00	0	0.00	0		0.00	0	0.00	0	0.00	3.614521%	3.587753%	54
12/17/24	1	27,076,400.00	0	0.00	1	24,800,000.00	1	24,800,000.00	0	0.00	0		0.00	0	0.00	0	0.00	3.614633%	3.587862%	55
11/18/24	0	0.00	0	0.00	1	24,800,000.00	1	24,800,000.00	0	0.00	0		0.00	0	0.00	0	0.00	3.614753%	3.587978%	56
10/18/24	0	0.00	0	0.00	1	24,800,000.00	1	24,800,000.00	0	0.00	0		0.00	0	0.00	1	6,630,000.00	3.614863%	3.588085%	57
09/17/24	0	0.00	0	0.00	1	24,800,000.00	1	24,800,000.00	0	0.00	0		0.00	0	0.00	0	0.00	3.628177%	3.601428%	57
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	30317068	06/06/25	1	5	55,455.87	109,691.79	0.00	28,600,000.00	11/07/24	2
5A	30317244	06/06/25	1	1	86,052.98	169,868.68	2,500.00	27,076,400.00
13	30317251	12/01/22	31	6	72,700.79	2,327,733.38	249,510.03	24,800,000.00	06/01/20	3	07/09/24	10/20/21
41	30317278	06/06/25	1	1	18,533.78	36,760.12	5,000.00	5,400,000.00
5B	30317332	06/06/25	1	1	21,513.25	42,467.18	0.00	6,769,100.00
Totals					254,256.67	2,686,521.15	257,010.03	92,645,500.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		28,600,000	0	28,600,000		0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		0	0		0	0
37 - 48 Months		32,134,526	32,134,526		0	0
49 - 60 Months		675,015,947	610,970,447	39,245,500		24,800,000
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	735,750,473	643,104,973	67,845,500	0	24,800,000	0
Jul-25	760,001,613	672,756,113	62,445,500	0	24,800,000	0
Jun-25	760,369,785	673,124,285	0	62,445,500	24,800,000	0
May-25	761,813,495	674,567,995	33,845,500	0	53,400,000	0
Apr-25	762,179,372	649,933,872	0	33,845,500	78,400,000	0
Mar-25	762,523,243	675,277,743	33,845,500	0	53,400,000	0
Feb-25	762,928,585	684,528,585	0	0	78,400,000	0
Jan-25	763,269,968	709,869,968	0	0	53,400,000	0
Dec-24	763,610,219	683,133,819	27,076,400	0	53,400,000	0
Nov-24	763,970,323	710,570,323	0	0	53,400,000	0
Oct-24	764,308,250	739,508,250	0	0	24,800,000	0
Sep-24	771,296,112	746,496,112	0	0	24,800,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	30317068	28,600,000.00	28,600,000.00	153,000,000.00	01/22/25	7,182,737.19	1.05000	12/31/24	11/06/24	I/O
9	30504337	0.00	-	385,000,000.00	11/22/24	16,112,674.01	3.39000	09/30/24	11/06/24	I/O
13	30317251	24,800,000.00	24,800,000.00	24,800,000.00	12/22/22	375,583.84	0.28000	09/30/24	12/01/29	I/O
Totals		53,400,000.00	53,400,000.00	562,800,000.00		23,670,995.04

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	30317068	OF	CA	11/07/24	2
8/11/2025 - Maturity default 11/6/2024 and subsequent transfer to special servicing 11/8/2024. K-Star Asset Management LLC took over as successor special servicer effective 6/17/2025. A Hello Letter and draft successor PNA was sent to the
Borrower on 6/25 /2025 (prior PNA between Borrower and Midland was executed 10/17/2024). Noteholder has changed counsel and is evaluating all resolution strategies afforded to Noteholder under the loan documents. The loan''s OPB is
$350MM (comprised of 6 pari passu A Note s totaling $203.6MM ($351psf) and the B Note totaling $146.4MM ($604psf total loan basis)), and is secured via lender’s 1st lien position in a 22-story, 580k sf, class-A, mixed-use office and retail building located in the FiDi neighborhood within San Fra ncisco''s CBD.

9	30504337	MF	NY	11/07/24	11
Special Servicer comments are not available for this cycle.

13	30317251	MF	NY	06/01/20	3
8/11/2025 - Loan transferred to Special Servicing effective 6/1/20 due to payment default. Collateral consists of six (6) buildings containing 47 residential units and four (4) retail spaces in Brooklyn, NY. Interest currently paid to 6/1/22. PNA has been executed. Foreclosure complaint filed 10/20/21. The Receiver appointed on 12/14/21 is currently operating during Bankruptcy and managing the property through a third-party property manager. The assets are approximately 96% occupied.
The Borrower filed Ch apter 11 bankruptcy on 7/9/24 in only one of six Borrower entities. Borrower filed Chapter 11 bankruptcy in the other five entities as of 3/28/25. Trust and Borrower filed a joint Plan and Disclosure Statement on 6/27/2025 providing for an expedited liqui dation of the portfolio via BK auction pending Court approval.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	6,156.94	0.00	0.00	25,468.54	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	(41,611.61)	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	5,338.89	0.00	0.00	12,406.66	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(30,115.78)	0.00	0.00	37,875.20	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		7,759.42

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Supplemental Notes
Risk Retention
Pursuant to the TSA, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "U.S. Risk Retention Special Notices" tab for the CF Trust 2019-CF3 transaction, certain information provided to the
Certificate Administrator regarding the Retaining Sponsor's compliance with the Retention Covenant and the Hedging Covenant. Investors should refer to the Certificate Administrator's website for all such information.Disclosable Special Servicer Fees, Loan
Event of Default, Servicer Termination Event or Special Servicer Termination Event information would be disclosed here.

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